Segment information - Summary of Reconciliation Between Reportable Segment Gross Profit to Group’s (Loss)/Income Before Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment gross profit	€ 2,926	€ 2,591	€ 2,015
Research and development	(1,387)	(912)	(837)
Sales and marketing	(1,572)	(1,135)	(1,029)
General and administrative	(626)	(450)	(442)
Finance income	421	246	94
Finance costs	(132)	(91)	(510)
(Loss)/income before tax	€ (370)	€ 249	€ (709)